Stockholders' Equity (Details 4) (USD $)	0 Months Ended				1 Months Ended				12 Months Ended
	Nov. 15, 2013		Nov. 15, 2012		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2013		Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of re-purchased shares									$ 622,000		$ 711,000
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Number of Shares Purchased	153,896	[1]	218,163	[1]	7,272	[1]	18,870	[1]	161,168	[1]	237,033	[1]
Average Price Paid per Share (in dollars per share)	$ 3.86		$ 3.00		$ 3.86		$ 3.00
Number of Shares Purchased as Part of Publically Announced Plan	0		0		0		0		0
Fair value of re-purchased shares	$ 594,000		$ 654,000		$ 28,000		$ 56,000		$ 622,000		$ 710,000

[1]	All of the shares of restricted stock in the proceeding table were originally granted to employees and directors as restricted stock pursuant to the Company’s Plan. The shares reflected above were relinquished by employees and directors in exchange for the Company’s agreement to pay federal and state and local withholding obligations on behalf of such employees and directors on the vesting of restricted stock.